Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
Summary of Operating Financial Information for Reportable Segments

The following table provides operating financial information for our two reportable segments:

	(dollars in millions)
2016	Wireless	Wireline	Total Reportable Segments
External Operating Revenues
Service	$66,362	$–	$66,362
Equipment	17,511	–	17,511
Other	4,915	–	4,915
Consumer retail	–	12,751	12,751
Small business	–	1,651	1,651

Mass Markets	–	14,402	14,402
Global Enterprise	–	11,620	11,620
Global Wholesale	–	4,052	4,052
Other	–	320	320
Intersegment revenues	398	951	1,349

Total operating revenues	89,186	31,345	120,531

Cost of services	7,988	18,619	26,607
Wireless cost of equipment	22,238	–	22,238
Selling, general and administrative expense	19,924	6,585	26,509
Depreciation and amortization expense	9,183	6,101	15,284

Total operating expenses	59,333	31,305	90,638

Operating income	$29,853	$40	$29,893

Assets	$211,345	$66,679	$278,024
Plant, property and equipment, net	42,898	40,205	83,103
Capital expenditures	11,240	4,504	15,744

	(dollars in millions)
2015	Wireless	Wireline	Total Reportable Segments
External Operating Revenues
Service	$70,305	$–	$70,305
Equipment	16,924	–	16,924
Other	4,294	–	4,294
Consumer retail	–	12,696	12,696
Small business	–	1,744	1,744

Mass Markets	–	14,440	14,440
Global Enterprise	–	12,048	12,048
Global Wholesale	–	4,301	4,301
Other	–	338	338
Intersegment revenues	157	967	1,124

Total operating revenues	91,680	32,094	123,774

Cost of services	7,803	18,816	26,619
Wireless cost of equipment	23,119	–	23,119
Selling, general and administrative expense	21,805	7,256	29,061
Depreciation and amortization expense	8,980	6,543	15,523

Total operating expenses	61,707	32,615	94,322

Operating income (loss)	$29,973	$(521)	$29,452

Assets	$185,405	$78,305	$263,710
Plant, property and equipment, net	40,911	41,044	81,955
Capital expenditures	11,725	5,049	16,774

	(dollars in millions)
2014	Wireless	Wireline	Total Reportable Segments
External Operating Revenues
Service	$72,555	$–	$72,555
Equipment	10,957	–	10,957
Other	4,021	–	4,021
Consumer retail	–	12,168	12,168
Small business	–	1,829	1,829

Mass Markets	–	13,997	13,997
Global Enterprise	–	12,802	12,802
Global Wholesale	–	4,520	4,520
Other	–	527	527
Intersegment revenues	113	947	1,060

Total operating revenues	87,646	32,793	120,439

Cost of services	7,200	19,413	26,613
Wireless cost of equipment	21,625	–	21,625
Selling, general and administrative expense	23,602	7,394	30,996
Depreciation and amortization expense	8,459	6,817	15,276

Total operating expenses	60,886	33,624	94,510

Operating income (loss)	$26,760	$(831)	$25,929

Assets	$160,333	$76,629	$236,962
Plant, property and equipment, net	38,276	50,318	88,594
Capital expenditures	10,515	5,750	16,265

Summary of Reconciliation of Segment Operating Revenues

A reconciliation of the reportable segment operating revenues to consolidated operating revenues is as follows:

	(dollars in millions)
Years Ended December 31,	2016	2015	2014
Operating Revenues
Total reportable segments	$120,531	$123,774	$120,439
Corporate and other	5,663	3,738	2,106
Reconciling items:
Impact of divested operations (Note 2)	1,280	5,280	5,625
Eliminations	(1,494)	(1,172)	(1,091)

Consolidated operating revenues	$125,980	$131,620	$127,079

Summary of Reconciliation of Segment Operating Income

A reconciliation of the total of the reportable segments’ operating income to consolidated Income before provision for income taxes is as follows:

	(dollars in millions)
Years Ended December 31,	2016	2015	2014
Operating Income
Total reportable segments	$29,893	$29,452	$25,929
Corporate and other	(1,721)	(1,720)	(1,217)
Reconciling items:
Severance, pension and benefit credits (charges) (Note 10)	(2,923)	2,256	(7,507)
Gain on access line sale (Note 2)	1,007	–	–
Gain on spectrum license transactions (Note 2)	142	254	707
Impact of divested operations (Note 2)	661	2,818	2,021
Other costs	–	–	(334)

Consolidated operating income	27,059	33,060	19,599
Equity in (losses) earnings of unconsolidated businesses	(98)	(86)	1,780
Other income and (expense), net	(1,599)	186	(1,194)
Interest expense	(4,376)	(4,920)	(4,915)

Income Before Provision for Income Taxes	$20,986	$28,240	$15,270

Summary of Reconciliation of Segment Assets

A reconciliation of the total of the reportable segments’ assets to consolidated assets is as follows:

	(dollars in millions)
At December 31,	2016	2015
Assets
Total reportable segments	$278,024	$263,710
Corporate and other	213,787	205,476
Eliminations	(247,631)	(225,011)

Total consolidated	$244,180	$244,175